Annual Total Returns	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Assets Fund | A
Prospectus [Line Items]
Annual Return [Percent]	17.42%	[1]	3.97%	3.45%	(2.38%)	23.15%	(1.22%)	17.19%	(8.61%)	6.33%	11.99%

[1]	The annual total returns for Class C, I, R and Z shares of the Fund are substantially similar to the annual total returns of Class A shares because the assets of all classes are invested in the same portfolio of securities. The annual total returns differ only to the extent that the classes do not have the same expenses. Class F shares are currently not available for purchase.